Accrued expenses and other liabilities	12 Months Ended
Mar. 31, 2024
Accrued expenses and other liabilities
18. Accrued expenses and other liabilities
Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2023		2024		2024

	(In millions)
Bills payable	Rs.	117,907.5	Rs.	139,454.3	US$	1,673.3
Remittances in transit		61,927.3		85,743.4		1,028.8
Accrued expenses		45,684.4		82,752.6		993.0
Accounts payable		206,920.4		292,846.0		3,513.9
Derivatives (-refer to note 2 5 )		98,783.5		109,409.9		1,312.8
Deferred tax		—		288,154.4		3,457.6
Lease liability		97,658.9		131,043.0		1,572.4
Others		125,471.4		165,599.2		1,987.0

Total	Rs.	754,353.4	Rs.	1,295,002.8	US$	15,538.8

The Bank amortizes annual fees on credit cards over the contractual period of the fees. The unamortized annual fees as of March 31, 2023 and March 31, 2024 were Rs. 1,194.7 million and Rs. 1,649.9 million (US$ 19.8 million), respectively.